Other equity instruments (Tables)	6 Months Ended
Jun. 30, 2021
Miscellaneous components of equity [abstract]
Other equity instruments

	Half year ended 30.06.21	Year ended 31.12.20
	£m	£m
Opening balance as at 1 January	11,172	10,871
Issuances	—	1,142
Redemptions	—	(831)
Securities held by the Group	(5)	(10)
Closing balance	11,167	11,172